Share based compensation - PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Performance stock units
Number
Outstanding at beginning balance (in shares)	500,000	0
Granted during the year (in shares)	0	500,000	0
Forfeited during the year (in shares)		0
Expired during the year (in shares)		0
Outstanding at ending balance (in shares)		500,000	0
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share)	$ 2.02	$ 0
Granted during the year (in dollars per share)		2.02
Forfeited during the year (in dollars per share)		0
Expired during the year (in dollars per share)		0
Outstanding at ending balance (in dollars per share)		$ 2.02	$ 0
Restricted stock units
Number
Outstanding at beginning balance (in shares)	88,584	0
Granted during the year (in shares)	112,780	88,584	0
Vested during the year (in shares)	(88,584)	0
Forfeited during the year (in shares)	0	0
Expired during the year (in shares)	0	0
Outstanding at ending balance (in shares)	112,780	88,584	0
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share)	$ 5.08	$ 0
Granted during the year (in dollars per share)	6.19	5.08
Vested during the year	5.08	0
Forfeited during the year (in dollars per share)	0	0
Expired during the year (in dollars per share)	0	0
Outstanding at ending balance (in dollars per share)	$ 6.19	$ 5.08	$ 0